Property and Equipment, Net of Accumulated Depreciation and Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	$ 289,898	$ 290,585
United States
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	241,814	237,865
Europe
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	41,953	45,503
Other
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	$ 6,131	$ 7,217